Putnam Investments
One Post Office Square
Boston, MA 02109

January 18, 2017

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam International Equity Fund (Reg. Nos. (33-37214) (811-06190)) (the “Fund”)
Post-Effective Amendment No. 37 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 (the “Securities Act”) and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff (the “Staff”) of the Securities and Exchange Commission (the “SEC”). The Amendment is intended to register a new class of fund shares, class T shares, and add disclosure regarding scheduled variations in sales charges by a financial intermediary.

In accordance with the staff’s IM Guidance Update No. 2016-06, dated December 2016, Putnam respectfully requests selective review of the Amendment in accordance with the SEC release on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984). The only changes that the Amendment makes to the Fund’s currently effective Prospectus and Statement of Additional Information dated October 30, 2016 and filed with the Commission on October 27, 2016 (the “Current Registration Statement”) are described in the sections of the Amendment entitled “Amended and Restated Prospectus Supplement” and “Amended and Restated Statement of Additional Information Supplement.” The “Amended and Restated Prospectus Supplement” and “Amended and Restated Statement of Additional Information Supplement” contain disclosures related to the new class T shares, and also reflect the movement of certain sales charge waiver information from the statement of additional information to the prospectus, as well as the inclusion of an appendix to the prospectus that includes information about scheduled variations in sales charges by certain financial intermediaries. Except for these changes, the disclosure in the Amendment is the same as the disclosure in the Current Registration Statement. The disclosure in the Fund’s registration statement was previously reviewed by the Staff in a filing pursuant to Rule 485(a) on August 20, 2009.

In addition, pursuant to Rule 461 under the Securities Act, Putnam intends to request an accelerated effective date for the Amendment of February 28, 2017, so that this Amendment may become effective on the same date as Post-Effective Amendment No. 36 to Registration Statement on Form N-1A, filed on December 30, 2016.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 12577.

Very truly yours,

/s/ Venice Monagan

Venice Monagan
Counsel

cc:	Peter T. Fariel, Esq
Putnam Investments

James E. Thomas, Esq.
Ropes & Gray LLP